(9) Liability to Issue Common Shares (Details Narrative)	Jun. 30, 2020 USD ($) shares
Debt Disclosure [Abstract]
Loans payable	$ 100,000
Debt interest	$ 11,989
Liability to issue shares | shares	1,439,518